Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other non-current assets [Abstract]
Disclosure of detailed information about other non current assets [text block]
Other non-current assets consist of the following:

	December 31,
	2017	2016	2015
Advances for purchase of property, plant and equipment	$331,691	552,417	277,277
Investments in life insurance (note 3 (l))	64,629	65,509	52,572
Security deposits	16,796	15,132	13,574
Other long-term receivable	162,337	161,690	128,169
Intangible assets in process	11,506	12,200	73,125
Other	56,047	58,506	49,189
Total non-current assets	$643,006	865,454	593,906